PER SHARE DATA	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Per Share Data
PER SHARE DATA

11.  Per Share Data

     Earnings per share (“EPS”) is based on the weighted average number of common shares outstanding during the period.  The calculation of diluted EPS assumes weighted average options have been exercised to purchase shares of common stock in the relevant period, net of assumed repurchases using the treasury stock method.   For the three and nine months ended July 31, 2013 and 2012 all outstanding unexercised stock options would be excluded from the calculation of diluted EPS because the exercise price of all such options exceeded the market price of the Companies’ common stock.  As a result, the calculation of diluted EPS has been excluded from the table below since diluted EPS for these periods is equal to EPS.

     Weighted average basic shares, taking into consideration shares issued, weighted average options used in calculating EPS and treasury shares repurchased, and basic loss per weighted average combined share for the three and nine months ended July 31, 2013 and July 31, 2012 are as follows:

	Three Months Ended		Nine Months Ended
	07/31/13	07/31/12	07/31/13	07/31/12
Weighted average combined shares of common stock outstanding used to compute basic earnings per combined share	2,450,424	2,450,424	2,450,424	2,450,424
Basic income (loss) per weighted average combined share is computed as follows:
Net income (loss) before discontinued operations	$3,180,036	($372,189)	($321,433)	($1,376,998)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424	2,450,424
Basic income (loss) per weighted average combined share	$1.30	($0.15)	($0.13)	($0.56)

Net income (loss) from discontinued operations	$1,298	($173)	$2,719	($2,212)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424	2,450,424
Basic earnings per weighted average combined share	$0.00	$0.00	$0.00	$0.00

Net income (loss)	$3,181,334	($372,362)	($318,714)	($1,379,210)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424	2,450,424
Basic income (loss) per weighted average combined share	$1.30	($0.15)	($0.13)	($0.56)

19.  PER SHARE DATA:

   Earnings per share (“EPS”) is based on the weighted average number of common shares outstanding during the period.  The calculation of diluted EPS assumes weighted average options have been exercised to purchase shares of common stock in the relevant period, net of assumed repurchases using the treasury stock method. For Fiscal 2012, 2011 and 2010, all outstanding unexercised stock options would be excluded from the calculation of diluted EPS because the exercise price of all such options exceeded the market price of the Companies’ common stock.  As a result, the calculation of diluted EPS has been excluded from the table below since diluted EPS for these periods is equal to EPS.

    Weighted average basic shares, taking into consideration shares issued, weighted average options used in calculating EPS and treasury shares repurchased, for Fiscal 2012, 2011 and 2010 are as follows:

	10/31/12	10/31/11	10/31/10
Weighted average combined shares of common stock outstanding used to compute basic earnings per combined share	2,450,424	2,450,424	2,450,424

Basic (loss) earnings per weighted average combined share is computed as follows:

	10/31/12	10/31/11	10/31/10
Net loss before discontinued operations	($1,214,912)	($2,587,540)	($3,815,759)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424
Basic loss per weighted average combined share	($0.49)	($1.06)	($1.56)

Net income (loss) from discontinued operations	($43,722)	$112,775	$406,679
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424
Basic earnings (loss) per weighted average combined share	($0.02)	$0.05	$0.17

Net loss	($1,258,634)	($2,474,765)	($3,409,080)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424
Basic loss per weighted average combined share	($0.51)	($1.01)	($1.39)